Corporate Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Corporate Overview
1.	Corporate overview:

Overview

The accompanying unaudited condensed financial statements of HedgePath Pharmaceuticals, Inc., a Delaware corporation (the “Company”, “HPPI”, “we”, “us” or similar terminology), have been prepared by the Company without audit. In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows as of March 31, 2016, and for all periods presented, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted pursuant to the Securities and Exchange Commission (“SEC”) rules and regulations. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2015, which are included in the Company’s 2015 Annual Report on Form 10-K, filed with the SEC on February 1, 2016 (the “2015 Annual Report”). The accompanying condensed balance sheet as of December 31, 2015 has been derived from the audited financial statements at that date, but does not include all information and footnotes required by GAAP for complete financial statements.

As used herein, the term “Common Stock” means the Company’s common stock, $0.0001 par value per share.

The results of operations for the three month period ended March 31, 2016 are not necessarily indicative of results that may be expected for any other interim period or for the full fiscal year. Readers of this Quarterly Report are strongly encouraged to review the risk factors relating to the Company which are set forth in the 2015 Annual Report and our other filings with the SEC.

The accompanying financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities of the Company in the normal course of business. If the Company is unable to raise required funding to continue to pursue its business plan, it may have to cease operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Nature of the Business and Background

The Company is a clinical stage biopharmaceutical company that is seeking to discover, develop and commercialize innovative therapeutics for patients with certain cancers. The Company’s proposed therapy is based upon the use of SUBA™ Itraconazole, which is a patented, oral formulation of the currently marketed anti-fungal drug itraconazole. The Company believes that the dosing of oral capsules of this formulation can affect the Hedgehog signaling pathway, a major regulator of many fundamental cellular processes, which, in turn, can impact the development and growth of cancers such as basal cell carcinoma. Itraconazole has been approved by the U.S. Food and Drug Administration (the “FDA”) for, and has been extensively used to treat, fungal infections and has an extensive history of safe and effective use in humans. The Company has developed, optioned and licensed intellectual property and know-how related to the treatment of cancer patients using itraconazole.

The Company’s preliminary focus is on the development of therapies for skin, lung and prostate cancers in the United States of America (“U.S.”) market, with the first indication targeting basal cell carcinoma in patients with Basal Cell Carcinoma Nevus Syndrome (also known as Gorlin Syndrome) for which the Company is presently conducting a Phase II(b) clinical trial.

Relationship with Mayne Pharma Ventures Pty Ltd.

The Company has exclusive rights in the U.S. to develop and to commercialize SUBA-Itraconazole capsules for the treatment of human cancer via oral administration. SUBA-Itraconazole was developed and is licensed to us by the Company’s manufacturing partner and significant shareholder Mayne Pharma Ventures Pty Ltd. and its affiliates (“Mayne Pharma”) under a supply and license agreement, originally dated September 3, 2013 and most recently amended and restated on May 15, 2015 (the “SLA”). Mayne Pharma is an Australian specialty pharmaceutical company that develops and manufactures branded and generic products, which it distributes directly or through distribution partners and also provides contract development and manufacturing services. In addition to being the Company’s licensor and supply partner, under the SLA and related agreements, Mayne Pharma holds a significant minority equity stake in the Company and holds important rights with respect to the Company, such as the right to appoint a member to the Company’s Board of Directors.

1.	Corporate overview:

Overview

The accompanying audited financial statements of HedgePath Pharmaceuticals, Inc., a Delaware corporation (the “Company”, “HPPI”, “we”, “us” or similar terminology) as successor to Commonwealth Biotechnologies, Inc., a Virginia corporation (“CBI”), have been prepared by the Company as a going concern, and in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

As used herein, the term “Common Stock” means the Company’s common stock, $0.0001 par value per share.

Nature of the Business

The Company is a clinical stage biopharmaceutical company that is seeking to discover, develop and commercialize innovative therapeutics for patients with certain cancers. The Company’s preliminary focus is on the development of therapies for skin, lung and prostate cancers in the U.S. market, with the first indication targeting basal cell carcinoma in patients with Basal Cell Carcinoma Nevus Syndrome (also known as Gorlin Syndrome) for which the Company has begun dosing its Phase II(b) clinical trial. The Company’s proposed therapy is based upon the use of SUBA-Itraconazole, which is a patented, oral formulation of the currently marketed anti-fungal drug itraconazole. The Company believes that the dosing of oral capsules of this formulation can affect the Hedgehog signaling pathway, a major regulator of many fundamental cellular processes, which, in turn, can impact the development and growth of cancers such as basal cell carcinoma. Itraconazole is approved by the U.S. Food and Drug Administration (the “FDA”) for, and extensively used to, treat fungal infections and has an extensive history of safe and effective use in humans. The Company has developed, optioned and licensed intellectual property and know-how related to the treatment of cancer patients using itraconazole.

Second Amended and Restated Supply and License Agreement

Pursuant to the Company’s Supply and License Agreement with Mayne Pharma Ventures Pty Ltd. and its affiliates (“Mayne Pharma”) which was originally entered into on September 3, 2013, amended and restated on June 24, 2014 and most recently amended and restated on May 15, 2015, Mayne Pharma is obligated to: (i) supply the Company with its patented formulation of SUBA-Itraconazole in a particular dose formulation for the treatment of human patients with cancer via oral administration (with the initial areas of investigation being prostate, lung and skin cancer) in the United States, (ii) provide the Company with an exclusive license to perform specified development activities and to commercialize SUBA-Itraconazole for the treatment of cancer via oral administration in the United States and (iii) participate in a joint development committee (the “JDC”) with the Company to clinically develop SUBA-Itraconazole for the treatment of cancer in the United States. Mayne Pharma will also provide certain services (in accordance with the development plan and budget for the Company’s product) including to direct clinical programming (subject to the oversight and approval by the JDC and, in certain circumstances, the Board of Directors), and to direct the regulatory approval process and intellectual property strategy related to the product. Any services provided to the Company by Mayne Pharma in this regard will be provided at Mayne Pharma’s expense (other than third party costs agreed to by the Company and Mayne Pharma), and such services will be subject to the Company’s prior approval. The Supply and License Agreement may be terminated by Mayne Pharma if the Company fails to achieve regulatory approval to commercialize SUBA-Itraconazole in the U.S. by June 30, 2017, if the Company breaches any provision of the Equity Holders Agreement or purchase agreements with Mayne Pharma (each as described below), if the Company materially breaches the Supply and License Agreement and do not cure such breach within a specified time period, or if either party files for bankruptcy or insolvency proceedings.

Mayne Pharma Sublicense Agreement

On September 2, 2015, the Company entered into a sublicense agreement with Mayne Pharma. Pursuant to the Agreement, Mayne Pharma sublicensed to the Company the exclusive U.S. rights to two additional patents regarding the use of Itraconazole for treatment of cancer, namely US patent No 8,980,930 entitled “Angiogenesis Inhibitors”, issued on March 17, 2015, and US patent No 8,653,083 entitled “Hedgehog Pathway Antagonists to Treat Disease”, issued on February 28, 2014. Mayne Pharma is the sublicensee of the patents from Accelas Holdings, a British Virgin Islands company, who in turn is the licensee from The Johns Hopkins University, the owner of the patents. The patents relate to the use of itraconazole as a treatment for cancer and age-related macular degeneration. The Company paid a license fee of $75,000 to Mayne Pharma upon entering into the sublicense agreement, which is included in research and development expenses in the accompanying 2015 condensed statement of operations.

Mayne Pharma Securities Purchase Agreements

On June 24, 2014, the Company and Mayne Pharma entered into a Securities Purchase Agreement (the “Mayne Purchase Agreement”). Pursuant to the Mayne Purchase Agreement, the Company (i) issued 258,363 shares of Series A Preferred Stock (the “Mayne Series A Shares”) and (ii) issued, upon closing of a separate Securities Purchase Agreement, dated June 24, 2014 (as described further below, the “HPLLC Purchase Agreement”) by and between the Company and Hedgepath, LLC, a warrant to purchase 10,250,569 shares of Common Stock (the “Mayne Make-Up Warrant”). The Mayne Series A Shares converted into 87,843,897 shares of Common Stock on August 14, 2014 pursuant to the terms of the Equity Holders Agreement (discussed below) and in accordance with the terms of the Series A Preferred Stock. The Mayne Make-Up Warrant has an exercise price of $0.0878 per share and may be exercised at any time, from time to time, by Mayne Pharma prior to the expiration on June 24, 2019. In conjunction with the execution of the Mayne Purchase Agreement, the Company has expensed, as in-process research and development costs, approximately $1.9 million for the fair value of the preferred stock and warrant issued. The value of the issued stock was calculated by taking approximately 42% of the market capitalization on the date the agreement was entered into to reflect the 42% ownership exchanged for entering into the agreement. The value of the warrant was calculated by using the Black-Scholes valuation model that uses assumptions for expected volatility (104.9%), expected dividends (none), expected term (5 years), and risk-free interest rate (1.7%). Expected volatilities are based on historical volatilities of peer companies. The risk-free rate is based upon the U.S. Treasury yield curve in effect at the time of the grant for the period of the expected term.

On May 15, 2015, the Company and Mayne Pharma entered into a Securities Purchase Agreement (the “2015 Mayne Purchase Agreement”) pursuant to which, in consideration of Mayne Pharma’s investment of $2.5 million in the Company, the Company issued (i) 33,333,333 shares of Common Stock and (ii) a warrant to purchase 33,333,333 shares of Common Stock (the “Warrant”) for an aggregate purchase price of $2,500,000, or $0.075 per share. The transaction contemplated by the 2015 Mayne Purchase Agreement formally closed on May 18, 2015. The Warrant is immediately exercisable, subject to certain restrictions, at an exercise price of $0.075 per share and expires on May 15, 2020.

Hedgepath, LLC Purchase Agreement

On June 24, 2014, the Company and Hedgepath, LLC entered into the Hedgepath, LLC Purchase Agreement, pursuant to which the Company sold Hedgepath, LLC 20,000,000 shares of Common Stock at a purchase price of $0.075 per share for an aggregate purchase price of $1,500,000, which monies were funded in monthly installments through December 2014 pursuant to the promissory note (the “HPLLC Note”) issued by Hedgepath, LLC to the Company on June 24, 2014. Funds received under this transaction are being used by the Company for research and development as well as for general and administrative expenses.

Equity Holders Agreement

On June 24, 2014, in fulfillment of one of the conditions of the Mayne Purchase Agreement, the Company, Mayne Pharma, Hedgepath, LLC, Dr. Frank O’Donnell and Mr. Nicholas J. Virca (who for these purposes are referred to together as the “Equity Holder Parties”) entered into an Amended and Restated Equity Holders Agreement (the “Equity Holders Agreement”). On May 15, 2015, as a condition of the 2015 Mayne Purchase Agreement, the Equity Holder Parties entered into the Second Amended and Restated Equity Holders Agreement. The Equity Holders Agreement governs the rights and obligations of each of the parties as they pertain to the Company’s securities and to the present and future governance of the Company. Pursuant to the Equity Holders Agreement:

•	Mayne Pharma and Hedgepath, LLC each agreed not to offer, pledge, sell, contract to sell, swap or enter into any other transfer arrangement any of their company securities until June 24, 2015 (which is referred to as the Lock-Up Period) without prior written consent of the other Equity Holder Parties, except for in limited circumstances as described in the Equity Holders Agreement;

•	Mayne Pharma, Hedgepath, LLC, Mr. Virca and Dr. O’Donnell each agreed that during the Lock-Up Period none of them will own greater than 49.5% of the Company’s common stock on a fully-diluted basis (such ownership to include individual and affiliate ownership) except that Mayne Pharma is permitted to own greater than 49.5% of the Company’s common stock on a fully-diluted basis, but only as a result of its ownership of the shares and the warrant issued pursuant to the 2015 Mayne Purchase Agreement, it being understood that Mayne Pharma will not exercise the Warrant until after the Lock-up Period;
•	Mayne Pharma agreed that while the Equity Holders Agreement remains in effect, Mayne Pharma will not act in concert as part of a “group” (as defined in Section 13(d) of the Securities Exchange Act of 1934, as amended) with any other person or persons to own or control more than fifty percent (50%) of the outstanding common stock;

•	Mayne Pharma and its affiliates have been granted a right of first refusal to purchase a pro rata share of any new securities issued by us, such pro rata share to be determined based upon the number of shares of common stock held by Mayne Pharma on a fully diluted basis as compared to the number of shares of common stock outstanding immediately prior to the offering of the new securities on a fully diluted basis;

•	Mayne Pharma has been granted the right until June 24, 2016 to introduce accredited investors to participate in a private offering of the Company’s securities (with some exceptions as described in the Equity Holders Agreement). In the event that the Company contemplates a private offering of its securities, such accredited investors introduced by Mayne Pharma to have the right to participate in up to 50% of the private offering;

•	Mr. Virca agreed to lock-up his equity securities of our company until the earlier of: (i) September 3, 2016, (ii) the receipt of written notice of acceptance for the filing of an NDA for the product licensed to us by Mayne Pharma, or, (iii) to the extent provided in an applicable award agreement, upon his death or disability;

•	Dr. O’Donnell and the Company agreed that Dr. O’Donnell is not entitled to receive any equity securities under our EIP until the Performance Goal Date (as described below);

•	The Company agreed not to amend the Company’s 2014 Equity Incentive Plan (the “EIP”) in any way during the Lock-Up Period without written consent of Mayne Pharma;

•	For as long as either Hedgepath, LLC or Mayne Pharma own more than forty percent (40%) of the Company’s common stock on a fully-diluted basis, without the approval of either or both of Hedgepath, LLC and Mayne Pharma, as applicable, the Company shall not increase the number of shares authorized under the EIP, amend the EIP, adopt a new stock grant plan or issue, grant or award more than 5,000,000 shares of common stock under the EIP in the aggregate (in addition to previous EIP grants);

•	The Equity Holder Parties agreed that all awards included in the initial issuance of securities from the EIP are subject to restriction on exercise until the earlier of: (i) September 3, 2016 or (ii) the receipt of written notice of acceptance for the filing of an NDA by us an NDA for the product licensed to the Company by Mayne Pharma, provided that any awards granted after June 24, 2014 are not subject to this restriction;

•	Mayne Pharma has the right to designate one director to our Board of Directors and to designate a second director if the size of the board is increased to seven directors until the earlier to occur of: (i) the date that the Supply and License Agreement is terminated or expires, or (ii) the date on which the Mayne Pharma or its affiliates ceases to own ten percent (10%) or more of the issued and outstanding common stock on a fully diluted basis (which we call the Voting Rights Termination Date);

•	The Equity Holder Parties agree that, for as long as Mayne Pharma has the right to designate a director to our Board of Directors, all of the Equity Holder Parties will vote their shares in favor of appointing the Mayne Pharma candidate to the board;

•	The Equity Holder Parties agree not to increase or decrease the size of our Board of Directors except with the unanimous consent of the board until the Voting Rights Termination Date;

•	Until the Voting Rights Termination Date, the Equity Holder Parties agree that any replacement or removal of Mr. Virca requires the unanimous approval of the Board of Directors and any replacement or removal of Dr. O’Donnell requires the approval of all of the members of the Board of Directors except for Dr. O’Donnell. Notwithstanding the foregoing, Mr. Virca and Dr. O’Donnell may be removed without unanimous approval of the Board of Directors upon the occurrence of the Majority Holder Condition (described below), Failure Condition (described below) or Material Breach Condition (described below);

•	The Equity Holder Parties agree to use diligent good faith efforts to ensure that the Board of Directors continues to consist of a majority of “Independent Directors” (as defined in the Equity Holders Agreement) until such time as (i) a single stockholder (not acting as part of a “group”) of the Company owns greater than ninety percent (90%) of our common stock or (ii) only for so long as Mayne Pharma holds at least forty percent (40%) of the Company’s outstanding common stock, there is a material breach of any document relating to the transactions by and among the Equity Holder Parties on May 15, 2015 other than by Mayne Pharma, excluding the occurrence of a the Failure Condition, and Mayne Pharma has not otherwise nominated, designated, elected or appointed a majority of the directors on the Board of Directors (collectively referred to as the Material Breach Condition);

•	The Equity Holder Parties agree to vote for the Board of Directors in its current composition (unless mutually agreed upon by Mayne Pharma and Hedgepath, LLC) until such time as (i) either Mayne Pharma or Hedgepath, LLC, alone, and not in concert as part of a “group,” own a majority of the Company’s outstanding shares of common stock (the Company refers to this condition as the Majority Holder Condition), (ii) one hundred and fifty days after the Performance Goal (as described below) is not satisfied (the Company refers to this condition as the Failure Condition) and (iii) upon the occurrence of a Material Breach Condition. Upon the occurrence of the Majority Holder Condition or Failure Condition, the majority holder or Mayne Pharma, respectively, may remove any current director and appoint a new director as long as the Board of Directors continues to consist of a majority of Independent Directors. Upon the occurrence of the Material Breach Condition, the requirement that the Board of Directors consist of a majority of Independent Directors will cease and Mayne Pharma will have the right to remove any current director and appoint a new director. Mayne Pharma may remove current directors and appoint new directors by written consent or by calling a meeting in accordance with the Bylaws, as amended; and

•	Mayne Pharma was granted a right of first refusal to purchase any shares of the Company’s common stock being transferred or sold by the individual account of Dr. O’Donnell or Mr. Virca except for certain exempt transfers as described in the Equity Holders Agreement;

In addition to the foregoing, pursuant to the Equity Holders Agreement, the Equity Holder Parties agreed that the Company would seek to (i) close on one or more registered or unregistered equity, debt or equity-linked financings in which the Company receive aggregate net proceeds of at least $5,000,000 or (ii) enter into a license, development, commercialization or similar agreement relating to the Company’s product, provided that the Company receive a net upfront payment of at least $5,000,000 in connection with such agreement and that such agreement will be subject to the approval of Mayne Pharma (collectively, the Company refers to this goal as the Performance Goal) on or before May 31, 2016 (the Company refers to this date as the Performance Goal Date). Under the Equity Holders Agreement, all previously required performance goals as set forth in the original Equity Holders Agreement have been removed and replaced solely with the Performance Goal.

If the Company does not meet the Performance Goal, in addition to the remedies described above, Dr. O’Donnell may be required by Mayne Pharma to resign from his position as Executive Chairman (in connection with his removal as a director), Dr. O’Donnell will forfeit all then unvested options, warrants, restricted stock units, or other right to acquire common stock (or securities convertible into common stock) and Hedgepath, LLC may be required to forfeit certain shares of common stock it owns. Furthermore, Mayne Pharma will continue to have the right to purchase (i) by written notice to Dr. O’Donnell all company securities owned by Dr. O’Donnell individually, including vested options, vested warrants, vested restricted stock units and the like, or otherwise transferred by him, as the case may be, at the fair market value (as such term is described in the Equity Holders Agreement) as of the date of such resignation or termination and (ii) any shares required to be forfeited by Hedgepath, LLC at the price described in the Equity Holders Agreement.

The Equity Holders Agreement terminates (i) if the Company receives an adjudication of bankruptcy, the Company executes an assignment for the benefit of creditors, a receiver is appointed for the Company or the Company is voluntarily or involuntarily dissolved or (ii) if the Company, Hedgepath, LLC and Mayne Pharma expressly agree in writing. Additionally, certain limited provisions of the Amended and Restated Equity Holders Agreement terminate at such time as the Mayne Pharma and its affiliates collectively own less than ten percent (10%) of our common stock on a fully diluted basis.

In connection with their entry into the Equity Holders Agreement, the Equity Holder Parties agreed to waive, among other things, certain specified prior breaches by us of our obligations under the Amended and Restated Equity Holders Agreement entered into in June 2014.

Related Party Debt Forgiveness Agreement

Following the Company’s emergence from bankruptcy in August 2013, certain expenses had been incurred for officer salary, travel, legal and patent expenses. These expenses, totaling $639,768, were paid by Hedgepath, LLC on behalf of the Company. This debt was forgiven pursuant to a Debt Forgiveness Agreement, dated June 24, 2014 (the “Debt Forgiveness Agreement”), which was entered into by the Company and Hedgepath, LLC as a condition of closing of the Mayne Purchase Agreement and was accounted for as a capital transaction due to the related party nature of the agreement. Pursuant to the Debt Forgiveness Agreement, Hedgepath, LLC waived, canceled and forgave payment from the Company of the aforementioned $639,768 of indebtedness previously advanced by Hedgepath, LLC to the Company in exchange for 2,530,227 shares of Common Stock, 71,636 shares of Series A Preferred Stock (the “Debt Forgiveness Series A Shares”) and a warrant (the “Debt Forgiveness Warrant”) to purchase 10,250,569 shares of Common Stock. The Debt Forgiveness Series A Shares together with Series A Preferred Shares previously issued to Hedgepath, LLC converted into 82,156,842 shares of Common Stock on August 14, 2014 pursuant to the terms of the Equity Holders Agreement and in accordance the with the terms of the Series A Preferred Stock. The Debt Forgiveness Warrant may be exercised by Hedgepath, LLC at an exercise price of $0.0878 per share at any time, from time to time, prior to the expiration of the Debt Forgiveness Warrant on June 24, 2019.